RULE 24f-2 NOTICE

FOR

Fortis Worldwide Portfolios

33-39906

For Fiscal Year Ended
October 31, 1995

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the beginning of the above
fiscal year.    0

Number of shares registered during the
above fiscal year other than pursuant
to this rule.    0

Net shares sold during the above
fiscal year.   206,433

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the end of the above fiscal year.
     0

Net aggregate amount sold during the above year in reliance upon registration pursuant to this rule. $3,703,278

Sales Proceeds          19,055,660
Redeemed Value          15,352,382
Redeemed Value Used      3,703,278
Divided by 2900 =           $1,276.99

Dated:  December 19, 1995

     /s/
Tamara L. Fagely
Treasurer